Technology And Content Expenses - Summary of Technology and Content Expenses (Detail) - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about Technology and content expenses [Abstract]
Employee-related cost	₽ 7,238	₽ 3,490	₽ 2,956
Share-based compensation expense	2,245	152	16
IT and telecommunication services	1,235	615	446
Acquisition of in-progress research and development	370	0	0
Other technology and content expenses	334	137	102
Total	₽ 11,422	₽ 4,394	₽ 3,520